Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Minimum | Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum | Machinery
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Maximum | Machinery
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years